Segments of operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segments of Operations [Abstract]
SEGMENTS OF OPERATIONS

NOTE 6 - SEGMENTS OF OPERATIONS

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable operating segments. The Company manages its business primarily on a product basis. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.” The Company evaluates the performance of its reportable operating segments based on net sales and gross profit.

Revenue by product for the three months ended March 31, 2023, and the three months ended March 31, 2022 are as follows:

	March 31, 2023	March 31, 2022
	(dollars in thousands)
Telecommunications	$49	$175
Digital products and General Purpose Reloadable Cards	15	219
Total revenue	$64	$394

Gross loss by product for the three months ended March 31, 2023, and the three months ended March 31, 2022 are as follows:

	March 31, 2023	March 31, 2022
	(dollars in thousands)
Telecommunications	$(7)	$66
Digital products and General Purpose Reloadable Cards	(52)	(88)
Total Gross Loss	$(59)	$(22)

NOTE 11 - SEGMENTS OF OPERATIONS

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable operating segments. The Company manages its business primarily on a product basis. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.” The Company evaluates the performance of its reportable operating segments based on net sales and gross profit.

Revenue by product for 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	(dollars in thousands)
Telecommunications	$839	$525
Digital products and General Purpose Reloadable Cards	2,155	68
Total revenue	$2,994	$593

Gross profit (loss) by product for 2022 and 2021 are as follows :

	December 31, 2022	December 31, 2021
	(dollars in thousands)
Telecommunications	$607	$212
Digital products and General Purpose Reloadable Cards	(121)	(88)
Total revenue	$486	$124

Long lived assets by product for 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	(dollars in thousands)
Telecommunications	$-	$-
Digital products and General Purpose Reloadable Cards	-	5,400
Total revenue	$-	$5,400

For the year ended December 31, 2022 and December 31, 2021, the Company’s sales to Cuentas SDI LLC were approximately 72% and 10.5% of the Company’s total revenue, respectively for the years ended December 31, 2022 and December 31, 2021. All of the Company’s sales were generated in the U.S in 2022 and 2021.